Financial expenses	12 Months Ended
Dec. 31, 2019
Financial expenses
Financial expenses

Note 9 - Financial expenses

Accounting policies

Financial expenses include interest expenses, as well as realized and unrealized exchange rate adjustments and fair value adjustments of securities. In addition, expenses related to the royalty bond until settlement in September 2018 were amortized over the expected duration of the bond and recognized as financial expenses until it was settled in September 2018. The royalty bond is described further in note 22.

Interest expense is recognized in the income statement in accordance with the effective interest rate method.

DKK thousand	2019	2018	2017
Interest expenses from financial liabilities measured at amortized costs	3,205	15,080	18,913
Amortization of financing costs	0	18,347	5,748
Fair value adjustments of Marketable securities	0	1,389	0
Loss on sale of Marketable securities	0	881	0
Other financial expenses	185	1,625	949
Exchange rate adjustments	0	0	7,899
Total financial expenses	3,390	37,322	33,509